Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SCHOOL STREET TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Retail | Fidelity Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock	Supplement to the Fidelity® Global Bond Fund February 28, 2015 Prospectus Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.